LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Long-Term Prepayments, Deposits and Other Assets

Long-term prepayments, deposits and other assets consisted of the following:

	December 31,
	2016	2015
Entertainment production costs	$76,884	$77,284
Less: accumulated amortization	(51,744)	(43,888)

Entertainment production costs, net	25,140	33,396
Other long-term prepayments and other assets	36,240	40,596
Advance payments for construction costs	33,783	26,544
Deferred rent assets	32,219	10,393
Deferred financing costs, net	27,235	32,335
Input value-added tax, net	19,392	23,281
Other deposits	15,143	16,265
Long-term receivables, net	5,759	9,202

Long-term prepayments, deposits and other assets	$194,911	$192,012